Financial instruments (Details)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Other liabilities	$ 601,715
Other liabilities	(601,715)
Other liabilities net	601,715
Other liabilities net	(601,715)
Level 1 Member
Statement [Line Items]
Other liabilities	0
Other liabilities	0
Other liabilities net	0
Other liabilities net	0
Level 3 Member
Statement [Line Items]
Other liabilities	601,715
Other liabilities	(601,715)
Other liabilities net	601,715
Other liabilities net	(601,715)
Level 2 Member
Statement [Line Items]
Other liabilities	0
Other liabilities	0
Other liabilities net	0
Other liabilities net	$ 0